Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Class ACS | DWS New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS New York Tax-Free Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income that is exempt from New York State and New York City personal income taxes and federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 21), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 47) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through November 30, 2020 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.80%, 1.55% and 0.55% for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from regular federal and New York State personal income tax. In addition, the fund invests at least 65% of net assets in municipal securities and other securities that are exempt from New York City personal income taxes. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenue from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include private activity and industrial development bonds, municipal lease obligations and investments representing an interest in these. The fund can also invest in obligations of US territories and Commonwealths (such as Puerto Rico, the US Virgin Islands and Guam) and their agencies and authorities, whose income is free from regular federal and New York state income tax.

Normally, at least 80% of the fund's municipal securities are rated in the four highest credit rating categories or, if unrated, determined by the Advisor to be of similar quality. Up to 20% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.

Management process. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, including economic outlooks, possible interest rate movements, yield levels across varying maturities, characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Bloomberg Barclays Municipal Bond Index, which is generally between five and nine years.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process.

Derivatives. Portfolio management may use tender option bond transactions to seek to enhance potential gains.  Portfolio management may leverage assets of the fund through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds into a special purpose entity (a "TOB Trust"). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests ("TOB Floaters"), which are sold to third party investors, and residual inverse floating rate interests ("TOB Inverse Floater Residual Interests"), which are generally held by the fund.

The fund may also use other types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.

Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.

For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Focus risk – New York municipal securities. Because the fund focuses its investments in New York municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting both New York City and New York State. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, or a national or regional economic downturn could bring on such a crisis in New York State. Examples of other factors that may affect fund performance include, but are not limited to, the costs and disruptions caused by national disasters, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's or the city's ability to repay its obligations.

Private activity and industrial development bond risk. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.

Tender option bonds risk. The fund's participation in tender option bond transactions may reduce the fund's returns or increase volatility. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in TOB Inverse Floater Residual Interests will typically involve more risk than an investment in the underlying municipal bonds. The interest payment on TOB Inverse Floater Residual Interests generally will decrease when short-term interest rates increase. There are also risks associated with the tender option bond structure, which could result in terminating the trust. If a TOB Trust is terminated, the fund must sell other assets to buy back the TOB Floaters, which could negatively impact performance. Events that could cause a termination of the TOB Trust include a deterioration in the financial condition of the liquidity provider, a deterioration in the credit quality of underlying municipal bonds, or a decrease in the value of the underlying bonds due to rising interest rates.

US territory and Commonwealth obligations risk. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations. For example, in recent years, Puerto Rico has experienced a recession and difficult economic conditions, along with a severe natural disaster, which may negatively affect the value of any holdings the fund may have in Puerto Rico municipal obligations.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Market risk. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment.

Tax risk. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In such event, the value of such securities would likely fall, hurting fund performance and shareholders may be required to pay additional taxes. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	8.58%	September 30, 2009
Worst Quarter	-4.42%	December 31, 2010
Year-to-Date	6.97%	September 30, 2019

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Class ACS | DWS New York Tax-Free Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Interest expense	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 359
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	789
10 Years	rr_ExpenseExampleYear10	1,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	359
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	789
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432
2009	rr_AnnualReturn2009	16.83%
2010	rr_AnnualReturn2010	1.98%
2011	rr_AnnualReturn2011	9.25%
2012	rr_AnnualReturn2012	7.06%
2013	rr_AnnualReturn2013	(3.87%)
2014	rr_AnnualReturn2014	9.29%
2015	rr_AnnualReturn2015	2.92%
2016	rr_AnnualReturn2016	0.16%
2017	rr_AnnualReturn2017	4.81%
2018	rr_AnnualReturn2018	0.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.42%)
Class ACS | DWS New York Tax-Free Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 263
3 Years	rr_ExpenseExampleYear03	543
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	2,080
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	543
5 Years	rr_ExpenseExampleNoRedemptionYear05	948
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,080
Class ACS | DWS New York Tax-Free Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	0.05%
Other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	982
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	238
5 Years	rr_ExpenseExampleNoRedemptionYear05	429
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 982
Class ACS | DWS New York Tax-Free Income Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1985
Class ACS | DWS New York Tax-Free Income Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
Class ACS | DWS New York Tax-Free Income Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Class ACS | DWS New York Tax-Free Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Class ACS | DWS New York Tax-Free Income Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Class ACS | DWS New York Tax-Free Income Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	4.85%

[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date.